Debt	12 Months Ended
Dec. 31, 2012
Debt
6.	Debt

In September 2008, the Company entered into a term loan agreement with a banking institution for a principal amount of $725,000. The loan carried a variable annual interest rate floating at London Interbank Offered Rate (“LIBOR”) plus 2% and matured in July 2011. In April 2009, the Company repaid the outstanding balance of the loan and concurrently entered into a new loan agreement with the same banking institution for a principal amount of $776,000. The new loan carried the same interest rate as the original loan and the principle was repayable over 27 equal monthly installments. The Company repaid the new loan on its maturity date in July 2011.

From January 2010 through April 2011, the Company entered into several additional loan agreements with the same banking institution for a total principal of $4.3 million. These loans carried variable annual interest rates floating at 1.25 – 2% above LIBOR, were repayable in 31 or 36 equal monthly installments, and had maturity dates from January 2013 through April 2014. In September 2011 when the outstanding principal for these loans was $3.0 million, the Company repaid the loans with the proceeds received from the loan facility agreement discussed immediately below. These loan agreements had prepayment penalties and required additional interest upon prepayment. The Company recognized an immaterial loss upon the repayment of the debt prior to its contractual maturity.

In September 2011, the Company entered into a $20.0 million loan and security agreement which provided for a secured term loan facility (“Credit Facility”), issuable in tranches, with a financial institution. This financial institution was not the same banking institution noted in the preceding paragraph, therefore, the issuance of the Credit Facility did not result in a modification to the prior debt agreements. Under the Credit Facility, the first tranche of $5.0 million was drawn down in full in September 2011 and was used to repay the Company’s outstanding debt. The second tranche of $5.0 million was also drawn down in full in September 2011. The Credit Facility carries an interest rate equal to the greater of the prime rate plus 2.75% or 6% for the first tranche, and a rate equal to the greater of the prime rate plus 5.5% or 8.75% for the second and third tranches. The loan facility was subject to interest-only payments through September 2012, which was repayable in 30 equal monthly installments of principal and interest after the interest-only period, and had a maturity date of March 2015. However, during the six months ended June 30, 2012, the Company achieved certain financial milestones under the Credit Facility which provided for the extension of: a) the drawdown period from August 2012 to December 2012, b) the beginning of the interest-only period from September 2012 to March 2013, and c) the maturity date from March 2015 to September 2015. On December 31, 2012, the drawdown period for the remaining $10.0 million expired. As of December 31, 2012, there was no unused amount under the Credit Facility.

As of December 31, 2012, the future principal payments on the debt are as follows (in thousands):

Year Ending December 31:	Amounts
2013	$2,800
2014	3,989
2015	3,211

Total payments	10,000
Less debt discount	241

Total debt, net of unamortized discount	9,759
Less current portion	2,665

Noncurrent portion	$7,094

In conjunction with the Credit Facility, the Company issued warrants to purchase up to 120,961 shares of Company stock as follows: (1) shares of Series D convertible preferred stock with an exercise price equal to $8.4738 per share or (2) shares of the next round of preferred stock financing at the per share price for such shares upon drawdown of the entire loan amount. Of this amount, warrants to purchase 56,054 shares of Series D convertible preferred stock became exercisable upon the drawdown of the first and second tranches and have an exercise price of $8.4738 per share. At the time of issuance, the aggregate fair value of these warrants was $281,000. The Company also paid a net facility charge of $165,000 upon drawdown of the first tranche of the loan. The fair value of warrants and net facility charge were recorded as debt discount to be amortized as interest expense over the contractual term of the loan agreement using the effective interest rate method. As a result of the debt discount, the effective interest rate for the Credit Facility differs from the contractual rate. During the years ended December 31, 2012 and 2011, the Company recognized interest expense related to amortization of the debt discount in the amount of $167,000 and $38,000, respectively.

Under the Credit Facility, the Company granted the financial institution a security interest in all of the Company’s assets. If the Company has available cash and marketable securities on hand of at least $20.0 million, the financial institution may release the security interest on the Company’s intellectual property. However, if at any time after release of the intellectual property, the available cash and marketable securities on hand are less than $10.0 million, the Company will grant the financial institution a security interest on its intellectual property.

The Company was in compliance with all covenants under its loan facility agreement as of December 31, 2012 and 2011. The Credit Facility provides certain reporting covenants, among others, relating to delivery of audited financial statements to the financial institution. The agreement also contains covenants that limit or restrict the Company’s ability to, among other things, incur additional indebtedness, grant liens, make investments, repurchase stock, pay dividends, transfer assets, merge or consolidate, and make acquisitions.